5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Details
Restricted Cash, Alvalade	$ 97,275
Advances received for contracts in progress, Kovas property	2,391,642
Prepaid expenses to be reimbursed, Kovas property	28,557
Write off, Kovas	71,289
Restricted Cash, Alvito	70,635
Joint venture expense, Oelsnitz	$ 252,083